Accrued Liabilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued Liabilities and Other Current Liabilities [Abstract]
Revenue sharing fees	¥ 1,051,354		¥ 990,867
Salaries and welfare	231,465		263,310
Marketing and promotion expenses	175,357		152,010
Bandwidth costs	136,444		86,967
Other taxes payable	59,054		43,158
License fees	52,624		40,749
Deposits from content providers, suppliers and advertising customers	41,941		50,909
Others	97,213		79,319
Total	¥ 1,845,452	$ 289,588	¥ 1,707,289